As filed with the Securities and Exchange Commission on September 28, 2007

File No. 333-23171

811-04721

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33	☒
(Check appropriate box or boxes.)

Phoenix Life Variable Universal Life Account

(Exact Name of Registrant)

Phoenix Life Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This post-effective amendment incorporates by reference the prospectus supplement and the supplement to the Statement of Additional Information filed in post-effective amendment number 20 on September 7, 2007 and the prospectus and Statement of Additional Information dated May 1, 2007, as filed in post-effective amendment number 19 to Registration Statement on Form N-6 (File No. 333-23171) filed on April 25, 2007. This post-effective amendment also incorporated by reference Supplement dated June 18, 2007 to various prospectuses including Estate Edge, filed pursuant to Rule 497(e) under the Securities Act of 1933 on June 18, 2007 in connection with the Registration Statement (File No. 333-23171).

Part C

Other Information

Item 26.	Exhibits

(a)	Board of Directors Resolution.

Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant’s April 29, 1998 Post-Effective Amendment No. 14 filed via EDGAR on Form S-6 (File No. 033-06793).

(b)	Custodian Agreements.

Not applicable.

(c)	Underwriting Contracts.

(1)	Master Service and Distribution Compliance Agreement dated November 1, 2000, between Depositor and Phoenix Equity Planning Corporation, is incorporated by reference to Registrant’s April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

(2)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrants’ April 22, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

(d)	Contracts.

Version A:

(1)

Estate Edge® – Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V602 of Depositor is incorporated by reference to Registrant’s March 12, 1997 EDGAR filing on Form S-6 (File No. 333-23171).

(2)	Estate Term Rider, Form UR36 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(3)	LifePlan Options Rider, Form UR74 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(4)	Conditional Exchange Option Rider, Form VR13 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(5)	Four-Year Survivorship Term Rider, Form VR14 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(6)	Disability Benefit Rider, Form VR15 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(7)	Policy Split Option Rider, Form VR16 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(8)	Guaranteed Death Benefit Rider, Form VR17 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(9)	Conversion to Universal Life Rider, Form VR30 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

(10)	Age 100+ Rider, Form VR40 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

Version B:

(1)	Estate Strategies – Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V611 of Depositor, is incorporated by reference to Registrant’s February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on form S-6 (File No. 333-23171).

(2)	Estate Term Rider, Form UR36 of the Depositor, listed under Version A, above.

(3)	LifePlan Options Rider, Form UR74 of the Depositor, listed under Version A, above.

(4)	Conditional Exchange Option Rider, Form VR13 of the Depositor, listed under Version A, above.

(5)	Four-Year Survivorship Term Rider, Form VR14 of the Depositor, listed under Version A, above.

(6)	Disability Benefit Rider, Form VR15 of the Depositor, listed under Version A, above.

(7)	Policy Split Option Rider, Form VR16 of the Depositor, listed under Version A, above.

(8)	Guaranteed Death Benefit Rider, Form VR17 of the Depositor, listed under Version A, above.

(9)	Conversion to Universal Life Rider, Form VR30 of the Depositor, listed under Version A, above.

(10)	Age 100+ Rider, Form VR41 of the Depositor is incorporated by reference to Registrant’s February 27, 2003 Post-Effective Amendment No., 13 EDGAR filing on Form N-6 (File No. 333-23171).

(e)	Applications

Version A:

Form of application for Estate Edge® Form No. OL2556 is incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-23171), filed via EDGAR on April 25, 2007.

Version B:

Form of application for Estate Strategies is incorporated by reference to Registrant’s February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on Form S-6 (File No. 333-23171).

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004, is incorporated by reference to Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

(2)	Amended and Restated By-laws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(g)	Reinsurance Contracts.

Not applicable.

(h)	Participation Agreements.

(1)	Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

(a)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

(b)	Amendment dated May 3, 2004 to Participation Agreement between Phoenix Life Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 27, 2006.

(c)	Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

(2)	Participation Agreement dated April 18,1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust 1995 is incorporated by reference to Registrant’s April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on form S-6 (File No. 033-06793).

(a)	Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant’s April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 033-06793).

(3)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant’s April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 033-06793).

(4)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

(a)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

(b)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

(5)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc. and Phoenix Life Insurance Company, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035) filed via EDGAR on December 19, 2006.

(6)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

(7)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Registrant’s April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

(8)	Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant’s April 29, 2002 Post-Effective Amendment No. 21 EDGAR filing on Form S-6 (File No. 033-06793).

(9)	Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant’s April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

(10)	Fund Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(11)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(12)	Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376) filed via EDGAR on February 20, 2007.

(13)	Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(14)	Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(15)	Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(i)	Administrative Contracts.

(1)	Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant’s April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

(2)	First Amendment to Service Agreement dated November 11, 2003 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant’s April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

(3)	Second Amendment to Service Agreement dated February 27, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

(4)	Third Amendment to Service Agreement dated November 15, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

(5)	Fourth Amendment to Service Agreement dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 EDGAR filing on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(j)	Other Material Contracts.

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(4)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(k)	Legal Opinion.

(1)	Opinion and Consent of Counsel of Kathleen A. McGah is filed herewith.

(l)	Actuarial Opinion.

Not applicable.

(m)	Calculation.

Not applicable.

(n)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, is filed herewith.

(2)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 31 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2007.

(3)	Power of Attorney for Michael E. Haylon is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(4)	Power of Attorney for Dona D. Young is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

Not applicable.

Item 27.	Directors and Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Sal H. Alfiero* Protective Industries, LLC Buffalo, NY	Director

Martin N. Baily The Brookings Institution Washington, DC	Director

Jean S. Blackwell Cummins Inc. Columbus, IN	Director

Peter C. Browning*	Director

Arthur P. Byrne J.W. Childs Associates Boston, MA	Director

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq. LeBoeuf, Lamb, Greene & MacRae, LLP New York, NY	Director

John H. Forsgren*

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski *	Director

Thomas S. Johnson*	Director

Dona D. Young*	Chairman of the Board, President and Chief Executive Officer

Michael E. Haylon*	Senior Executive Vice President, Chief Financial Officer and Chief Accounting Officer

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

Tracy L. Rich*	Executive Vice President, General Counsel and Secretary

Daniel J. Moskey*	Vice President and Treasurer

James D. Wehr**	Senior Executive Vice President and Chief Investment Officer

*	The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

**	The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and

Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any person of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1, of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that “To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a Director, officer or employees of the Company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter.

1. 1. Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO.

Name	Position
George R. Aylward, Jr.**	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Stephen D. Gresham**	Director, Senior Vice President
Michael E. Haylon*	Director
David C. Martin*	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Philip R. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.

**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation Events Occasioning the Deduction of a Deferred Saleshead	Brokerage Commissions	Other Compensation
PEPCO	0	0	0	0

Item 31.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules under it, are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 32.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2006	$101,000
2005	$86,000
2004	$98,275

Item 33.	Fee Representation.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to registration statement under Rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 21 to registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 28th day of September, 2007.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer of Phoenix Life Insurance Company

PHOENIX LIFE INSURANCE COMPANY
(Depositor)

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 28th day of September, 2007.

Signature	Title

*Sal H. Alfiero	Director

*Martin N. Baily	Director

*Jean S. Blackwell	Director

*Peter C. Browning	Director

*Arthur P. Byrne	Director

*Sanford Cloud, Jr.	Director

*Gordon J. Davis	Director

S-1

Signature	Title

*John H. Forsgren	Director

*Ann Maynard Gray	Director

*John E. Haire	Director

*Jerry J. Jasinowski	Director

*Thomas S. Johnson	Director

*Dona D. Young	Chairman of the Board, President and Chief Executive Officer

*Michael E. Haylon	Chief Financial Officer and Chief Accounting Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

S-2